UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.6%
Alabama 0.7%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	38,659,950
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,339,460
Arizona 1.6%
Arizona, Salt River Pima-Maricopa Indian Community, 0.06% **, 10/1/2025, LOC: Bank of America NA	3,545,000	3,545,000
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,500,112
5.0%, 12/1/2037	8,405,000	7,696,122
Arizona, State Health Facilities Authority Revenue, Banner Health System:
Series A, 5.0%, 1/1/2043	7,000,000	6,688,710
Series D, 5.375%, 1/1/2032	12,000,000	12,323,040
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	6,811,563
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	22,086,284
Series A, 5.25%, 7/1/2033	20,885,000	21,122,462

		81,773,293
Arkansas 0.1%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	5,730,000	6,138,664
California 14.9%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	520,000	596,809
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	338,666
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series D-2, 0.05% **, 4/1/2047, LOC: JPMorgan Chase Bank NA	6,000,000	6,000,000
Series F-1, 5.5%, 4/1/2043	13,000,000	13,494,520
Series F-1, 5.625%, 4/1/2044	11,500,000	12,202,190
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,023,335
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	9,653,157
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,105,400
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,801,600
Series A, 6.0%, 7/1/2039	7,500,000	8,013,750
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,187,114
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	17,777,806
California, Port of Oakland, Series P, AMT, 5.0%, 5/1/2033	7,590,000	7,224,314
California, State General Obligation:
Series B, 144A, 0.05% **, 5/1/2040, LOC: JPMorgan Chase Bank NA	4,450,000	4,450,000
5.0%, 2/1/2032	35,000,000	35,648,550
5.0%, 9/1/2032	10,000,000	10,232,000
5.0%, 2/1/2033	8,000,000	8,114,960
5.25%, 4/1/2035	15,340,000	15,744,362
6.0%, 4/1/2038	22,915,000	25,381,342
6.25%, 11/1/2034	20,655,000	23,670,010
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	27,721,750
5.0%, 12/1/2031, INS: NATL	1,045,000	1,066,506
Prerefunded, 5.125%, 11/1/2024	5,000,000	5,042,050
5.25%, 9/1/2026	18,765,000	20,501,138
5.25%, 9/1/2030	5,000,000	5,291,000
5.25%, 10/1/2032	25,000,000	26,172,000
6.0%, 11/1/2039	50,000,000	55,821,500
6.5%, 4/1/2033	58,440,000	68,004,290
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series C, AMT, 0.06% **, 8/1/2040, LOC: Fannie Mae, Freddie Mac	2,000,000	2,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,515,400
California, State Public Works Board, Lease Revenue, Department Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,533,625
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,275,080
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, Prerefunded, 5.5%, 6/1/2021	5,275,000	5,485,789
Series A, Prerefunded, 5.5%, 6/1/2022	1,400,000	1,455,944
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,517,500
Series C, Prerefunded, 5.5%, 6/1/2020	5,000,000	5,067,250
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,311,900
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,096,120
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,560,901
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,923,600
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,801,200
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	20,437,161
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	12,507,840
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,157,650
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	24,671,500
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: NATL	4,235,000	4,205,016
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,079,420
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,427,200
Series B, 5.25%, 7/1/2039	12,000,000	12,320,400
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: NATL	1,000,000	980,550
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	10,871,214
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	8,483,034
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	6,883,870
Series B, AMT, 5.0%, 7/1/2043	12,500,000	11,553,500
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,428,950
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,260,186
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: NATL	1,000,000	996,460
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	9,137,913
Series F, 5.0%, 5/1/2035	27,500,000	27,513,475
Series E, 6.0%, 5/1/2039	35,000,000	39,507,300
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,183,832
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	1,390,000	1,402,079
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	14,744,622
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	9,756,200

		775,333,800
Colorado 5.0%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,646,000
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,232,120
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	12,914,250
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	32,410,800
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	8,787,152
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	6,263,374
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	16,424,414
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,129,120
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	17,388,620
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	29,318,260
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	5,283,810
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,280,209
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	15,471,600
Series A, AMT, 5.5%, 11/15/2029	14,705,000	15,084,977
Series A, AMT, 5.5%, 11/15/2030	15,080,000	15,337,868
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,057,950
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,549,275
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	12,012,440
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	36,010,000	33,977,956

		259,570,195
Connecticut 1.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,002,040
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	19,060,600
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	17,696,880

		50,759,520
Delaware 0.1%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.06% **, 5/1/2036, LOC: PNC Bank NA	4,785,000	4,785,000
District of Columbia 0.8%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	28,220,672
District of Columbia, Metropolitan Washington Airport Authority Systems Revenue, Series C-1, 144A, AMT, 0.07% **, 10/1/2033, LOC: Barclays Bank PLC	4,915,000	4,915,000
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,024,850
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	5,987,850

		44,148,372
Florida 6.2%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	37,986,000
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,059,940
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,126,650
Florida, University Athletic Association, Inc., Capital Improvement Revenue, 0.08% **, 10/1/2031, LOC: JPMorgan Chase Bank NA	9,110,000	9,110,000
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,444,075
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,735,800
Hillsborough County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Hunt Club Apartments, 0.08% **, 8/15/2041, LOC: SunTrust Bank	2,960,000	2,960,000
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,190,190
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,739,588
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,007,670
Series A, 5.0%, 10/1/2040	1,000,000	1,001,140
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,304,357
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,355,000	7,100,664
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,342,478
Series A, AMT, 5.0%, 10/1/2032	9,050,000	8,580,395
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	14,762,850
Series A, 5.5%, 10/1/2041	30,000,000	30,777,300
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,283,800
Series A-1, 5.375%, 10/1/2035	1,000,000	1,016,430
Series A-1, 5.375%, 10/1/2041	19,290,000	19,504,119
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	6,629,985
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	16,139,145
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	17,799,288
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,213,400
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,187,857
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	78,313
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	6,702,670
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	592,100
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,060,620
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,166,062
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	15,876,431
Series A, 5.0%, 7/1/2040	11,895,000	11,602,502
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	3,787,606
5.75%, 10/1/2014, INS: NATL	755,000	797,023
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: NATL	110,000	121,822
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,618,278
5.25%, 9/1/2035, INS: AGC	3,000,000	3,132,150
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,338,875
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,137,901
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,232,223
Tampa, FL, Utility Tax Revenue:
Zero Coupon, 10/1/2014, INS: AMBAC	375,000	372,525
ETM, Zero Coupon, 10/1/2014, INS: AMBAC	2,790,000	2,780,932
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	23,700,032

		326,101,186
Georgia 4.8%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,447,449
Series B, 5.0%, 1/1/2037	720,000	712,130
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,050,050
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,298,660
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028 (a)	5,000,000	5,324,000
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	40,552,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,528,100
Series B, 5.5%, 1/1/2033	4,000,000	4,135,040
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,245,008
Series A, 5.25%, 10/1/2033	3,635,000	3,726,239
Series A, 5.25%, 10/1/2036	11,115,000	11,290,061
Series A, 5.25%, 10/1/2041	13,000,000	13,058,890
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,201,723
Series A, 5.5%, 2/15/2045	20,000,000	20,123,600
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	19,396,419
Series B, 5.0%, 3/15/2019	5,000,000	5,438,700
Series A, 5.0%, 3/15/2020	2,700,000	2,971,755
Series B, 5.0%, 3/15/2020	5,000,000	5,384,650
Series A, 5.0%, 3/15/2022	17,340,000	18,743,673
Series A, 5.5%, 9/15/2023	5,000,000	5,368,600
Series A, 5.5%, 9/15/2024	4,635,000	4,961,953
Series A, 5.5%, 9/15/2027	5,000,000	5,261,200
Series A, 5.5%, 9/15/2028	5,000,000	5,246,250
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	19,871,368
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	8,575,000	9,369,645
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	5,686,515
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	100,000	114,377

		250,508,055
Guam 0.0%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,304,160
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	16,488,192
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,415,800
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	10,802,850

		33,706,842
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,741,565
Illinois 9.4%
Channahon, IL, Morris Hospital Revenue, Series A, 0.08% **, 12/1/2034, LOC: U.S. Bank NA	3,000,000	3,000,000
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	18,264,200
Chicago, IL, General Obligation:
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,470,000	1,521,803
Series B, Prerefunded, 5.125%, 1/1/2015, INS: AMBAC	490,000	498,129
Series A, 5.25%, 1/1/2035	10,125,000	9,494,618
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,192,850
Series C, 6.5%, 1/1/2041	26,700,000	30,882,021
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	13,968,318
Series B, 6.0%, 1/1/2041	25,000,000	26,914,750
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	1,105,000	1,123,420
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,090,015
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	51,274,283
Series A, 6.25%, 1/1/2015, INS: NATL	15,225,000	15,721,944
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,534,663
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,704,700
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: NATL	18,560,000	19,859,571
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,172,605
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,553,845
Series A, 5.5%, 4/1/2044	5,500,000	5,707,735
Series D, 6.5%, 11/1/2038	4,085,000	4,575,241
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,296,240
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,293,963
5.5%, 4/1/2039	4,800,000	4,853,760
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,123,802
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,241,953
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority, Series A, 6.25%, 1/1/2015, INS: AMBAC	5,050,000	5,237,557
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: FGIC, NATL	7,035,000	6,710,265
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,883,136
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,704,470
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,636,725
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,089,700
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	17,930,063
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	18,657,086
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,489,160
Series A, 6.7%, 11/1/2021, INS: NATL	23,910,000	27,640,677
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	6,380,000	7,113,955
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	5,808,985
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	2,435,000	2,405,220
Series A, 5.0%, 11/15/2037	3,440,000	3,313,511
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	12,357,149
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.07% **, 5/15/2035, LOC: Barclays Bank PLC	2,100,000	2,100,000
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,038,693
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,259,097
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: NATL	5,880,000	5,871,004
Series B, Zero Coupon, 12/1/2014, INS: NATL	5,985,000	5,908,272
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,093,600
University of Illinois, Health Services Facilities Systems, Series B, 0.07% **, 10/1/2026, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2013, INS: NATL	12,030,000	12,018,933
Series B, Zero Coupon, 12/1/2014, INS: NATL	10,255,000	10,193,162
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,868,800

		492,193,649
Indiana 1.3%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	10,669,118
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,666,862
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2014, INS: NATL	1,310,000	1,373,273
ETM, 6.0%, 7/1/2014, INS: NATL	410,000	424,477
ETM, 6.0%, 7/1/2015, INS: NATL	1,385,000	1,525,522
ETM, 6.0%, 7/1/2015, INS: NATL	440,000	473,422
6.0%, 7/1/2016, INS: NATL	465,000	513,918
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,685,473
6.0%, 7/1/2017, INS: NATL	490,000	548,344
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,845,402
6.0%, 7/1/2018, INS: NATL	520,000	585,983
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,002,897
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	15,769,959
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.05% **, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,073,040
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	1,350,000	1,446,012
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,341,700

		69,060,402
Iowa 0.0%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.09% **, 1/1/2036, SPA: State Street Bank & Trust Co.	1,700,000	1,700,000
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,173,960
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	13,008,060
Series A, 5.0%, 11/15/2034	8,465,000	8,387,884
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,219,829

		26,789,733
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,520,442
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	2,762,348
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,469,351
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,735,376
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,539,139
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,770,966
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,389,970
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,202,376
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	11,427,020
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,594,410
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	14,538,600
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	20,012,310
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.06% **, 1/1/2029	10,000,000	10,000,000

		85,962,308
Louisiana 0.5%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,439,800
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,034,250
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	11,638,320

		27,112,370
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,635,139
Maryland 0.4%
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	860,000	584,783
Series A, 5.0%, 12/1/2031	20,000,000	11,599,600
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Health Care, Series A, 0.06% **, 1/1/2035, LOC: Union Bank NA	3,250,000	3,250,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,944,476

		19,378,859
Massachusetts 3.7%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	7,065,000	7,511,508
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	1,970,000	2,054,395
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,210,000	4,096,709
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,565,682
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	4,607,820
Series B, 5.0%, 5/1/2043	4,125,000	4,200,240
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	29,377,728
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% **, 10/1/2038, LOC: TD BankNorth NA	400,000	400,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,758
Series A-2, 5.5%, 11/15/2046	63,235	43,717
Series A-1, 6.25%, 11/15/2031	1,182,967	991,504
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	13,586,976
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,945,530
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	14,595,699
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	2,998,800
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	2,995,170
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,001,050
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	12,639,600
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	5,644,430
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	6,788,458
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	9,130,100
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,117,447
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (b)	11,895,000	13,780,120

		194,074,441
Michigan 2.0%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,030,230
Detroit, MI, Sewer Disposal Revenue, Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	10,814,500
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: NATL	8,710,000	7,877,063
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	10,613,354
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	9,639,793
Series I, 6.0%, 10/15/2038	9,000,000	10,056,060
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,185,800
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.06% **, 4/1/2032, LOC: PNC Bank NA	1,555,000	1,555,000
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,156,400
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,316,800
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.06% **, 4/15/2018, LOC: JPMorgan Chase Bank NA	3,000,000	3,000,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,609,832
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037	9,255,000	8,568,557
Series A, 5.0%, 12/1/2042	7,095,000	6,263,324

		101,686,713
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,370,902
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,799,775
Series A, ETM, 5.75%, 7/1/2018 (b)	6,760,000	8,091,923

		19,262,600
Mississippi 0.8%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	14,611,169
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series A, 0.04% **, 12/1/2030, GTY: Chevron Corp.	2,900,000	2,900,000
Series E, 0.04% **, 12/1/2030, GTY: Chevron Corp.	3,700,000	3,700,000
Series K, 0.07% **, 11/1/2035, GTY: Chevron Corp.	5,500,000	5,500,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,169,250
Series A, 6.5%, 9/1/2032	7,420,000	7,954,685

		39,835,104
Missouri 1.0%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,203,127
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	16,075,000	15,964,082
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	7,395,318
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	18,580,000	17,125,929
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,081,459
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,876,894

		52,646,809
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,078,440
Series A, 5.5%, 2/1/2035	1,000,000	1,071,980
Series A, 5.5%, 2/1/2039	1,000,000	1,069,700

		3,220,120
Nevada 0.4%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,060,300
Las Vegas Monorail Co., Series A, 5.5%, 7/15/2019 (PIK)*	88,486	0
Las Vegas Monorail Co., Series B, Step-up Coupon, 3.0% to 12/31/2015, 5.5% to 7/15/2055 (PIK)*	25,545	0
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	17,720,000	17,780,957

		22,841,257
New Hampshire 0.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	10,661,200
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.07% **, 12/1/2034, LOC: Citizens Bank of NH	3,500,000	3,500,000

		14,161,200
New Jersey 3.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
Prerefunded, 5.5%, 6/15/2031	3,000,000	3,126,570
Prerefunded, 5.75%, 6/15/2034	2,455,000	2,563,413
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,379,833
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,122,556
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,561,600
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	961,210
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,015,812
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series NN, 5.0%, 3/1/2030	14,000,000	14,179,620
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,147,860
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	13,024,652
Series AA, 5.5%, 6/15/2039	5,770,000	5,999,819
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	16,234,571
Series B, 5.5%, 6/15/2031	13,200,000	13,881,384
Series A, 6.0%, 6/15/2035	6,000,000	6,491,280
Series A, 6.0%, 12/15/2038	11,075,000	12,368,449
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,253,800
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,040,906
Series A, 5.0%, 1/1/2038	32,530,000	32,436,964
Series E, 5.25%, 1/1/2040	5,250,000	5,310,428
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	887,560
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	482,600
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	482,600

		177,953,487
New York 5.1%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,607,500
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	1,095,000	1,135,712
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	15,000,000	14,766,450
Series D, 5.0%, 11/15/2038	13,635,000	13,422,703
Series E, 5.0%, 11/15/2042	10,140,000	9,895,829
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,722,285
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,316,800
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,166,172
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.06% **, 7/1/2031, LOC: Bank of America NA	2,475,000	2,475,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	5,121,750
Series A, 5.0%, 3/15/2038 (b)	8,750,000	8,910,738
Series C, 5.0%, 3/15/2041	10,000,000	10,093,600
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	3,185,000	3,340,842
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	12,637,296
New York, State Housing Finance Agency Revenue, 529 West 29th LLC, Series A, 0.04% **, 5/1/2045, LOC: Wells Fargo & Co.	3,000,000	3,000,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties, Series A, 0.06% **, 5/15/2037, LIQ: Fannie Mae	1,775,000	1,775,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	40,000,000	40,777,600
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,431,283
Series A, 5.0%, 4/1/2032	4,000,000	4,109,440
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	1,260,000	1,267,043
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	12,288,600
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,310,928
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	11,734,537
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.06% **, 11/15/2028, SPA: TD Bank NA	8,000,000	8,000,000
Series D-1, 5.0%, 11/1/2038	10,000,000	10,207,700
New York, NY, General Obligation:
Series A-6, 144A, 0.04% **, 8/1/2031, LOC: Mizuho Corporate Bank	900,000	900,000
Series D-1, 5.0%, 10/1/2033	25,000,000	25,719,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,130,200
Series F-1, 5.0%, 3/1/2037	16,475,000	16,774,351
Series I-1, 5.375%, 4/1/2036	7,000,000	7,412,300
New York, NY, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	12,375,000	12,468,802
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	1,961,300

		267,880,761
North Carolina 1.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,586,430
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,224,684
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	27,113,757
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare System, Series D, 0.05% **, 1/15/2026, LOC: U.S. Bank NA	3,100,000	3,100,000
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,301,411
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,306,578
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,856,740
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,580,740

		93,070,340
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,240,171
Ohio 2.2%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,012,953
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	1,190,000	1,274,431
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	982,410
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	760,000	760,289
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	557,310
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	5,000	5,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	320,000	355,408
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	145,000	147,088
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	15,679,398
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	8,440,000	8,256,092
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	560,903
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	6,745,380
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	15,026,553
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	12,616,927
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,060,510
Series B, 6.5%, 10/1/2020	2,250,000	2,639,003
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	541,196
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,369,125
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,074,840
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,100,752
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,812,146
Series A-1, 5.25%, 2/15/2031	9,375,000	9,721,406
Series A-1, 5.25%, 2/15/2032	7,500,000	7,742,475
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	175,000	192,514
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	928,986

		117,163,095
Oklahoma 0.7%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,474,131
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	23,125,000	25,893,757

		35,367,888
Oregon 0.1%
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.08% **, 6/15/2027, LOC: Bank of America NA	6,500,000	6,500,000
Pennsylvania 2.3%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	10,681,020
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,253,828
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	370,000	377,766
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series E, 0.07% **, 12/1/2018, GTY: Kimberly-Clark Corp.	3,300,000	3,300,000
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,452,766
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.06% **, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	12,539,835
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	5,408,588
Series B, 5.0%, 6/1/2042	13,975,000	13,559,244
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,658,084
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	33,006,720
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,291,150
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	780,000	803,353
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	6,727,912
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,104,070
Series A, 5.25%, 1/1/2036	2,500,000	2,573,575
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	285,000	289,876
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	20,000	20,648
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,741,381

		121,299,816
Puerto Rico 1.2%
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	20,045,000	17,488,661
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	11,068,376
Series A, 6.5%, 8/1/2044	35,000,000	33,132,400

		61,689,437
Rhode Island 0.8%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,386,880
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,150,500
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	9,480,000	9,739,373
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,756,665

		42,033,418
South Carolina 1.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030 (a)	5,880,000	6,149,127
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,596,600
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	1,950,664
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	486,661
6.75%, 1/1/2019, INS: NATL	2,065,000	2,512,300
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,823,978
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,363,931
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	9,841,000
Series A, 5.375%, 1/1/2028	2,500,000	2,732,975
Series A, 5.75%, 12/1/2043	35,555,000	38,024,295

		81,481,531
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	2,993,460
Tennessee 0.8%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,107,220
5.625%, 4/1/2038	4,550,000	4,716,894
5.75%, 4/1/2041	8,675,000	9,051,929
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance, 5.75%, 1/1/2014, INS: NATL	2,000,000	2,036,680
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,902,681
ETM, Zero Coupon, 8/1/2014	45,000	44,883
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	9,606,600
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,634,550
Series A, 5.25%, 9/1/2021	2,000,000	2,145,780

		43,247,217
Texas 10.4%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	7,084,673
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District, Series A, Zero Coupon, 2/15/2014	6,000,000	5,989,860
Dallas, TX, Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation, Inc. Project, Series B, 0.05% **, 9/1/2041, LOC: JPMorgan Chase Bank NA	7,245,000	7,245,000
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,628,520
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,675,400
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,444,100
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,786,305
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,148,375
Series B, 5.0%, 7/1/2032	3,510,000	3,480,165
Series A, 5.5%, 7/1/2039	10,000,000	10,658,000
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	11,711,366
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,122,080
Series B, 5.0%, 11/15/2038	3,370,000	3,426,380
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	20,072,400
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,720,805
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,774,957
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	17,145,150
First Tier, 6.0%, 1/1/2043	30,000,000	31,315,800
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	8,174,560
Series A, 6.0%, 9/1/2041	6,675,000	7,276,084
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027	2,274,000	1,938,130
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	6,718,320
5.0%, 8/15/2043	9,900,000	9,322,038
5.625%, 8/15/2035	10,000,000	10,348,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	19,209,823
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	11,228,442
Series D, 5.0%, 11/1/2035	24,425,000	23,910,609
Series D, AMT, 5.0%, 11/1/2038	19,355,000	17,698,793
Series B, 5.0%, 11/1/2044	22,760,000	21,425,354
Series A, 5.25%, 11/1/2038	20,000,000	19,778,200
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	20,167,400
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,461,403
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	113,798
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	17,590,875
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,364,179
5.0%, 8/15/2035	6,130,000	6,399,720
5.0%, 8/15/2036	3,350,000	3,490,532
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2036	19,500,000	18,982,275
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	19,622,600
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Mobil Project, 0.03% **, 11/1/2038, GTY: Exxon Mobil Corp.	1,200,000	1,200,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.883% ***, 12/15/2026	19,800,000	16,571,610
Series D, 6.25%, 12/15/2026	20,000,000	22,224,200
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	363,930
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,051,384
5.5%, 8/1/2025	2,750,000	2,929,520
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,533,248
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,073,780
5.0%, 12/15/2031	4,500,000	4,107,060
5.0%, 12/15/2032	12,000,000	10,854,240
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	5,502,816
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	13,425,000	12,544,454

		543,607,113
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	405,000	442,827
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,116

		467,943
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,155,435
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,293,310
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,745,986
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	2,490,000	2,574,062

		20,768,793
Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,642,886
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,254,721
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,015,660
Series A, 5.0%, 8/1/2032	2,500,000	2,505,250
Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,094,280
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	8,369,258
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,327,342
Series B, 5.0%, 2/1/2033	5,000,000	5,159,200
Series 2011A, 5.0%, 8/1/2033	20,000,000	21,536,000
Series A, 5.0%, 8/1/2035	12,190,000	12,534,611
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,250,952
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,228,251
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	18,026,866
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	15,663,138
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.06% **, 5/1/2028, LOC: U.S. Bank NA	7,780,000	7,780,000
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,015,846
Series C, 5.0%, 6/1/2033	6,000,000	6,206,040
Series C, 5.0%, 6/1/2041	11,000,000	11,211,530

		158,821,831
Wisconsin 1.5%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	6,963,180
Milwaukee, WI, Redevelopment Authority Lease Revenue, University of Wisconsin Kenilworth Project, 0.06% **, 9/1/2040, LOC: U.S. Bank NA	4,075,000	4,075,000
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,245,000	3,867,326
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	5,675,000	6,796,891
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	8,093,700
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health System, Inc., Series A, 5.0%, 4/1/2042	14,350,000	13,719,174
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	6,843,673
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,860,112
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,002,080
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,335,189
Wisconsin, University Hospitals & Clinics Authority, Series A, 5.0%, 4/1/2038	7,295,000	6,947,758

		80,504,083

Total Municipal Bonds and Notes (Cost $4,838,175,884)		4,939,521,150
Municipal Inverse Floating Rate Notes (c) 11.6%
California 2.4%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,700,000	12,050,781
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.788%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	5,236,056	5,884,971
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	3,742,268	4,206,055
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	3,118,557	3,505,045
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.964%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	15,620,000	16,158,421
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.14%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	31,752,900
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.64%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (d)	30,000,000	34,289,100
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.72%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	14,997,001	15,669,151
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.737%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		123,516,424
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	24,442,880
Trust: District of Columbia, Series 3369, 144A, 20.14%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	33,777,828
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.87%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (d)	3,740,000	3,897,598
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (d)	3,915,000	4,079,972
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (d)	4,122,500	4,296,216
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (d)	4,317,500	4,499,433
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (d)	16,470,000	17,164,022
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.371%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		67,715,069
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,137,032
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,424,809
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	3,800,735
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.398%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		10,362,576
Massachusetts 1.5%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	20,000,000	21,444,600
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.1%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (d)	7,825,000	8,237,145
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (d)	3,000,000	3,158,011
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (d)	2,750,000	2,894,844
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.118%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	21,512,700
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 43.88%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	21,512,700
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 43.88%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		78,760,000
Nevada 1.3%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,507,385
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	6,832,754
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	6,631,729
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.733%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	16,118,519	17,578,311
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	16,841,398	18,366,658
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	10,876,807	11,861,876
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.371%, 6/15/2015, Leverage Factor at purchase date: 2 to 1

		67,778,713
New York 0.9%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (d)	27,925,000	28,237,369
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.28%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (d)	19,425,000	21,273,201
Trust: New York, NY, Series 2008-1131, 144A, 9.342%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		49,510,570
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	20,698,000
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.11%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (d)	8,725,000	10,035,461
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (d)	8,725,000	10,035,460
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.19%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	6,032,233	6,179,522
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	10,287,087	10,538,267
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.599%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		36,788,710
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (d)	20,800,000	23,991,344
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.2%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (d)	21,610,075	24,924,163
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.208%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (d)	21,793,305	25,138,079
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.195%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		74,053,586
Texas 1.0%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	10,275,700
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.4%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	5,767,080
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.57%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (d)	3,000,000	3,196,129
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (d)	7,425,000	7,910,419
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (d)	6,540,000	6,967,561
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (d)	7,000,000	7,457,635
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.372%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (d)	10,000,000	11,356,500
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.02%, 7/15/2015, Leverage Factor at purchase date: 4 to 1

		52,931,024

Total Municipal Inverse Floating Rate Notes (Cost $573,620,009)		606,557,552

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,411,795,893) †	106.2	5,546,078,702
Other Assets and Liabilities, Net	(6.2)	(324,711,735)

Net Assets	100.0	5,221,366,967

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-Income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2013.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $5,018,691,185.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $144,251,701.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $290,647,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $146,395,701.

(a) When-issued security.
(b) At August 31, 2013, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(e)	$—	$5,546,078,702	$—	$5,546,078,702
Total	$—	$5,546,078,702	$—	$5,546,078,702

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013